Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision at federal statutory tax rate, amount	$ 1,392	$ (4,821)	$ (10,857)
Provision at federal statutory tax rate, percent	21.00%	21.00%	21.00%
Incentive stock options, Amount	$ 647	$ 286	$ 266
Incentive stock options, percent	9.80%	(1.20%)	(0.50%)
State income taxes, amount	$ 360	$ (446)	$ (2,003)
State income taxes, percent	5.40%	1.90%	3.90%
Transaction costs, amount	$ (1,226)
Transaction costs, percentage	(18.50%)	0.00%	0.00%
Valuation allowance, amount	$ (675)	$ 4,999	$ 12,363
Valuation allowance, percent	(10.20%)	(21.80%)	(23.90%)
Change in fair value of warrant liabilities, Amount	$ (517)
Change in fair value of warrant liabilities, percentage	(7.80%)	0.00%	0.00%
Other, amount	$ 189	$ 145	$ 485
Other, percent	2.90%	(0.60%)	(1.00%)
Effective tax rate, amount	$ 170	$ 163	$ 254
Effective tax rate, percent	2.60%	(0.70%)	(0.50%)